Trade Receivables (Current)	6 Months Ended
Sep. 30, 2024
Trade Receivables (Current) [Abstract]
TRADE RECEIVABLES (CURRENT)

NOTE 6 — TRADE RECEIVABLES (CURRENT)

Trade receivables consist of the following:

	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Receivable from related parties	453,251	444,082
Receivable from others	$3,267,486	$3,367,494
	$3,720,737	$3,811,576
Less: allowance for doubtful debts (expected credit loss)	183,544	129,274
	3,537,193	3,682,302